Accrued expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued expenses [Abstract]
Accrued compensation and benefits	$ 757	$ 716
Accrued consulting and professional fees	138	387
Accrued research and development current	535	453
Accrued interest on convertible notes	843	373
Other	93	241
Accrued expenses	$ 2,366	$ 2,170